Operating leases: (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Operating Lease, Right-of-Use Asset	$ 142,424		$ 157,058
Charter In Vessels [Member]
Property, Plant, and Equipment [Line Items]
Operating Lease, Right-of-Use Asset	$ 140,237		154,326
Operating Lease, Weighted Average Discount Rate, Percent	5.40%
Operating Lease, Weighted Average Remaining Lease Term	4 years 8 months 12 days
Operating Lease, Expense	$ 18,218	$ 18,453
Office Rental [Member]
Property, Plant, and Equipment [Line Items]
Operating Lease, Right-of-Use Asset	$ 2,187		$ 2,732
Operating Lease, Weighted Average Discount Rate, Percent	5.20%
Operating Lease, Weighted Average Remaining Lease Term	2 years 7 months 6 days
Operating Lease, Expense	$ 700	$ 831